Financial Liabilities at Amortized Cost (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities at Amortized Cost (Details) [Line Items]
Repurchase agreement and securities lending	$ 215,781	$ 85,322
Debt financial instruments issued	1,355,816	1,661,016
Short-Term Bonds [member]
Financial Liabilities at Amortized Cost (Details) [Line Items]
Debt financial instruments issued	215,249	698,435
Current Bonds [member]
Financial Liabilities at Amortized Cost (Details) [Line Items]
Debt financial instruments issued	$ 1,140,567	$ 962,581